Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt. [1]	Project [2]	Resource	Segment	Ext. Method
#: 1
	$ 124,376	Fees	country:US	State of Texas	Alta Mesa	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 2
	5,500	Fees	country:US	State of Texas	Brevard	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 3
	20,900	Fees	country:US	Government of the United States of America	Brown	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 4
	101,314	Fees	country:US	Government of the United States of America	USC	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 5
	99,875	Fees	country:US	Government of the United States of America	Breccia Pipes	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 6
	26,600	Fees	country:US	Government of the United States of America	Shirley Basin	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 7
	52,318	Fees	country:US	State of Texas	Poison Creek	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 8
	13,038	Fees	country:US	Government of the United States of America	Paco	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 9
	15,600	Fees	country:US	Government of the United States of America	Metamin -Other	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 10
	552,977	Fees	country:US	Government of the United States of America	Dewey-Burdock	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 11
	167,800	Fees	country:US	Government of the United States of America	Dewey-Terrace	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 12
	125,600	Fees	country:US	Government of the United States of America	Gas Hills	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 13
	26,000	Fees	country:US	Government of the United States of America	Juniper Ridge	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 14
	13,600	Fees	country:US	Government of the United States of America	JB	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 15
	6,800	Fees	country:US	State of Texas	Ticaboo	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 16
	3,707	Fees	country:US	Government of the United States of America	NoseRock	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 17
	$ 6,175	Fees	country:US	State of Texas	Rosita	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well

[1]	Enter the proper name of the Payee receiving the money (i.e. the municipality of x, the province of y, national government of z).
[2]	Enter the project that the payment is attributed to. Some payments may not be attributable to a specific project, and do not need to be disclosed in the “Payments by Project” table.